CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 172,955,000	$ 166,031,000	$ 210,751,000
Operating expenses:
Income tax benefit (expense)	$ 782,000	$ (474,000)	$ 252,000
Loss per share - basic and diluted	$ (38.30)	$ (77.64)	$ (138.57)
Weighted average shares outstanding - basic and diluted	669,534	669,534	254,679
Products And Software Licenses [Member]
Revenues:
Total revenues	$ 134,338	$ 127,624	$ 187,511
Cost of revenues:
Total cost of revenues	84,375	93,362	141,574
Maintenance Warranty And Services [Member]
Revenues:
Total revenues	38,617	38,407	23,240
Cost of revenues:
Total cost of revenues	4,477	2,297	1,923
Airspan [Member]
Revenues:
Total revenues	172,955,000	166,031,000	210,751,000
Cost of revenues:
Total cost of revenues	88,852,000	95,659,000	143,497,000
Gross profit	84,103,000	70,372,000	67,254,000
Operating expenses:
Research and development	52,858,000	59,941,000	45,963,000
Sales and marketing	28,738,000	37,114,000	34,456,000
General and administrative	16,555,000	16,444,000	13,067,000
Amortization of intangibles	1,733,000	1,365,000	114,000
Loss on sale of assets	22,000	1,491,000	3,314,000
Total operating expenses	99,906,000	116,355,000	96,914,000
Loss from operations	(15,803,000)	(45,983,000)	(29,660,000)
Interest expense, net	(6,422,000)	(5,927,000)	(3,357,000)
Other income (expense), net	(4,200,000)	403,000	(2,527,000)
Loss before income taxes	(26,425,000)	(51,507,000)	(35,544,000)
Income tax benefit (expense)	782,000	(474,000)	252,000
Net loss	$ (25,643,000)	$ (51,981,000)	$ (35,292,000)
Loss per share - basic and diluted	$ (38.30)	$ (77.64)	$ (138.57)
Weighted average shares outstanding - basic and diluted	669,534,000	669,534,000	254,679,000